Property and equipment (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property and equipment [Abstract]
Property and equipment
Note 6 - Property and equipment

Property and equipment consist of the following:

Dollars in thousands	March 31, 2020	December 31, 2019
Equipment	$226	$222
Furniture and fixtures	163	138
Computer software	115	115
Computer equipment	5	4
Total property and equipment	509	479
Accumulated depreciation	(160)	(62)
Net property and equipment	$349	$417

Depreciation expense was less than $0.1 million for the three months ended March 31, 2020 and 2019, respectively. Depreciation expense is included as a component of general and administrative expenses.

Note 6 - Property and equipment

Property and equipment consist of the following:

Dollars in thousands	December 31, 2019	December 31, 2018
Equipment	$222	$49
Furniture and fixtures	138	46
Computer software	115	-
Computer equipment	4	14
Total property and equipment	479	109
Accumulated depreciation	(62)	(38)
Net property and equipment	$417	$71

Depreciation expense was less than $0.1 million for the years ended December 31, 2019 and 2018. Depreciation expense is included as a component of general and administrative expenses.